FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

9.     FINANCIAL INSTRUMENTS

  Currency Risk Management

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2012.

  As at September 30, 2012, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging, hedged $75.0 million of 2012 expenditures. $25.0 million will expire each month during 2012 at an average rate of US$1.00 = C$1.01. As at September 30, 2011, forward contracts with a cash flow hedging relationship that did qualify for hedge accounting under ASC 815 — Derivatives and Hedging, hedged $60.0 million of 2011 expenditures and $240.0 million of 2012 expenditures. $20.0 million will expire under the contract each month during 2011 and 2012 at an average rate of US$1.00 = C$0.99. The effective hedges that expired for the three and nine months ended September 30, 2012 resulted in a net realized gain of $1.3 million and $1.2 million, respectively. No effective hedges expired for the three and nine months ended September 30, 2011. As of September 30, 2012, the Company recognized a mark-to-market gain of $2.3 million (2011 — $16.0 million loss) in Accumulated other comprehensive loss ("AOCL"). Amounts deferred in AOCL are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

  In March 2011, the Company entered into a foreign exchange forward contract at a rate of US$1.00 = C$0.99 with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. There were no forward contracts with ineffective cash flow hedging relationships purchased or outstanding during the three and nine months ended September 30, 2012. The risk hedged in 2011 was the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represented a portion of the unhedged forecasted Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011. In 2011, the forward contract hedged $90.0 million of 2011 expenditures. $10.0 million was scheduled to expire each month starting in April 2011 and the contract was to be completely expired by December 31, 2011. The ineffective hedges that expired during the three and nine months ended September 30, 2011 resulted in a realized loss of $0.4 million and a realized gain of $0.4 million, respectively. As of September 30, 2011, the Company recognized a mark-to-market loss of $4.3 million in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss).

  Mark-to-market gains (losses) related to foreign exchange derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing of the currency hedged to calculate fair value.

  The Company's other foreign currency derivative strategies in 2012 and 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars for Canadian dollars. All of these derivative transactions expired prior to period-end such that no derivatives were outstanding on September 30, 2012 or September 30, 2011. For the three and nine months ended September 30, 2012, the Company's foreign currency derivative financial instruments generated $0.2 million and $1.3 million, respectively, (2011 — $1.4 million and $3.9 million, respectively) in call option premiums that were recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss).

  Commodity Price Risk Management

  During the three and nine months ended September 30, 2012, the Company recorded intra-quarter zinc derivative financial instruments realized gains of nil and $0.5 million, respectively, (2011 — $0.8 million and $1.0 million, respectively) that were recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss). There were no intra-quarter zinc derivative financial instruments outstanding at September 30, 2012 and no intra-quarter zinc derivative financial instruments were purchased during the three and nine months ended September 30, 2011.

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company was nil. All zinc financial instruments expired or were realized in 2011. There were no zinc zero-cost collars purchased or outstanding during the three or nine months ended September 30, 2012.

  In 2011, a total of 20,000 metric tonnes of zinc call options were written at a strike price of $2,500 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. A total of 20,000 metric tonnes of zinc put options were purchased at a strike price of $2,200 per metric tonne with 2,000 metric tonnes expiring each month beginning February 28, 2011. While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 per metric tonne. These contracts did not qualify for hedge accounting. Gains or losses, along with mark-to-market adjustments were recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss). The options that expired during the three months ended September 30, 2011 resulted in a realized gain of $0.8 million. As at September 30, 2011, the Company recorded an unrealized mark-to-market gain of $3.0 million relating to zinc derivative financial instruments.

  The Company recognized a gain of nil on intra-quarter silver derivative financial instruments associated with timing of sales of silver products during the three and nine months ended September 30, 2012 (2011 — losses of nil and $3.4 million, respectively) that were recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss). There were no silver financial instruments purchased or outstanding during the three and nine months ended September 30, 2012.

  In the second quarter of 2012, to mitigate the risks associated with fluctuating diesel fuel prices, the Company entered into financial contracts to hedge the price on a portion of diesel fuel costs associated with the Meadowbank mine's diesel fuel exposure as it relates to operating costs. Financial contracts expiring in 2012 and totaling 9.5 million gallons of heating oil were entered into at an average price of $2.97 per gallon, which is approximately 55% of Meadowbank's expected 2012 diesel fuel exposure. In addition, financial contracts expiring in 2013 and totaling 0.5 million gallons of heating oil were entered into at an average price of $2.45 per gallon, which is approximately 3% of Meadowbank's expected 2013 diesel fuel exposure. The contracts that expired during the 3 months ended September 30, 2012 did not qualify for hedge accounting and the related realized loss of $1.5 million was recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss). The contracts expiring in 2013 did qualify for hedge accounting and the related $0.1 million market-to-market gain as at September 30, 2012 was recognized in AOCL. No heating oil financial contracts expired during the first six months ended June 30, 2012 and no similar derivative financial instruments existed for the Company in 2011. Amounts deferred in AOCL are reclassified to Production costs, as applicable, when the derivative financial instrument has settled. Mark-to-market gains (losses) related to heating oil derivative financial instruments are based on broker-dealer quotations that utilize period end forward pricing to calculate fair value.

  The fair value of the Company's derivative financial instruments are reported on the Fair value of derivative financial instruments line item of the interim consolidated balance sheets.

  The following table summarizes the changes in AOCL balances recorded in the interim consolidated financial statements pertaining to derivative financial instruments:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Accumulated other comprehensive loss, beginning of period	$(2,653)	$—	$(4,404)	$—
Adjustments for derivative financial instruments settled during the period(i)	(1,255)	—	(1,238)	—
Other comprehensive gain (loss) — foreign exchange derivative financial instruments	5,897	(15,994)	7,979	(15,994)
Other comprehensive gain — heating oil derivative financial instruments	89	—	135	—
Other comprehensive loss — other derivative financial instruments	7	—	(387)	—

Accumulated other comprehensive income, end of period	$2,085	$(15,994)	$2,085	$(15,994)

  (i)
  Amounts deferred in AOCL, are reclassified to Production costs, as applicable, when the derivative financial instrument has settled.

  The following table summarizes the amounts recognized in the (Gain) loss on derivative financial instruments line item of the interim consolidated statements of income (loss) and comprehensive income (loss):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Premiums realized on written foreign exchange call options	$(227)	$(1,349)	$(1,254)	$(3,898)
Realized (gain) loss on derivative financial instruments settled during the period	—	435	—	(444)
Mark-to-market loss on foreign exchange derivative financial instruments	—	5,704	—	4,271
Realized gain on zinc derivative financial instruments	—	(845)	(476)	(994)
Mark-to-market gain on zinc derivative financial instruments	—	(2,267)	—	(2,992)
Realized loss on silver derivative financial instruments	—	—	—	3,403
(Gain) loss on heating oil derivative financial instruments and other	(1,447)	—	3,482	—

(Gain) loss on derivative financial instruments	$(1,674)	$1,678	$1,752	$(654)